Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)	Ordinary Shares	Subscription Receivable	Additional Paid-in Capital	Statutory Reserves	Retained earning (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total
Balance at Oct. 31, 2023	$ 500	$ (500)	$ 1,161,211	$ 30,422	$ (105,233)	$ (73,927)	$ 1,012,473
Balance (in Shares) at Oct. 31, 2023	25,000,000
Contribution in capital		500					500
Net income (loss)					48,900		48,900
Appropriation to statutory reserve
Foreign currency translation adjustment						6,135	6,135
Balance at Apr. 30, 2024	$ 500		1,161,211	30,422	(56,333)	(67,792)	1,068,008
Balance (in Shares) at Apr. 30, 2024	25,000,000
Balance at Oct. 31, 2024	$ 500		1,161,211	131,962	271,788	(59,376)	$ 1,506,085
Balance (in Shares) at Oct. 31, 2024	25,000,000						25,000,000	[1]
Issuance of shares, net	$ 27		2,640,320				$ 2,640,347
Issuance of shares, net (in Shares)	1,374,403
Share-based Compensation	$ 60		19,949,940				19,950,000
Share-based Compensation (in Shares)	3,000,000
Net income (loss)					(19,835,994)		(19,835,994)
Foreign currency translation adjustment						(9,999)	(9,999)
Balance at Apr. 30, 2025	$ 587		$ 23,751,471	$ 131,962	$ (19,564,205)	$ (69,375)	$ 4,250,440
Balance (in Shares) at Apr. 30, 2025	29,374,403						29,374,403	[1]

[1]	Certain shares are related to the IPO (See Note 14).